SHARE-BASED PAYMENT - Summary of Share Option Granted To Employees and Directors (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Number of options
Exercised		(22,029,560)
Prefunded Warrants
Weighted average exercise price
Outstanding, Beginning balance	$ 0.17	$ 0.68
Granted		0.09	$ 0.68
Exercised		0.07
Outstanding, Ending balance	0.17	$ 0.17	$ 0.68
Vested and expected to vest	$ 0.17
Weighted average remaining contractual year
Outstanding	2 years 25 days	3 years 25 days	2 years 6 months 10 days
Vested and expected to vest	2 years 25 days
Restricted shares granted to employees and directors
Number of options
Outstanding, Beginning balance	0	22,029,560	30,884,300
Granted	87,737,000	0	25,777,390
Forfeited	0	0	0
Exercised	(47,419,000)	(22,029,560)	(34,632,130)
Outstanding, Ending balance	40,318,000	0	22,029,560	30,884,300
Weighted average exercise price
Outstanding, Beginning balance			$ 0.62
Outstanding, Ending balance				$ 0.62
Weighted average grant date fair value per share
Outstanding, Beginning balance	$ 0	$ 0.42
Granted	0.02	0	0.42
Forfeited	0	0	0
Exercised	0.02	0.42	0.60
Outstanding, Ending balance	$ 0.03	$ 0	$ 0.42
Aggregated intrinsic value
Outstanding, Beginning balance	$ 0	$ 13,526	$ 27,796
Granted	1,955	0	15,827
Forfeited	0	0	0
Exercised	754	348	21,264
Outstanding, Ending balance	$ 2,032	$ 0	$ 13,526	$ 27,796
Employees and Directors
Number of options
Outstanding, Beginning balance	41,350	41,350	7,259,020
Forfeited	(41,350)		(3,708,680)
Exercised			(3,508,990)
Outstanding, Ending balance		41,350	41,350	7,259,020
Weighted average exercise price
Outstanding, Beginning balance	$ 0.40	$ 0.40	$ 0.99
Forfeited	0.40		2.70
Exercised			0.71
Outstanding, Ending balance		0.40	0.40	$ 0.99
Weighted average grant date fair value per share
Outstanding, Beginning balance	0.97	0.97	1.09
Forfeited	$ 0.97		1.15
Exercised			1.00
Outstanding, Ending balance		$ 0.97	$ 0.97	$ 1.09
Weighted average remaining contractual year
Outstanding		9 months 21 days	1 year 9 months 21 days	6 months 3 days
Aggregated intrinsic value
Outstanding, Beginning balance		$ 9	$ 907
Exercised			524
Outstanding, Ending balance			$ 9	$ 907